SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	June 30, 2019 and December 31,	June 30,	December 31,
	2018	2019	2018
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	4,380,253	2,028,552